Schedule of difference between tax expense profit before tax (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Tax Expense
Profit before tax	$ 395,959	$ 1,143,302	$ 1,175,377	$ 757,202
Tax expense calculated at the applicable tax rate	95,030	274,392	282,091	181,729
Non-deductible expenses	60,489	17,391	7,161	4,115
Non-taxable income				(23)
Tax savings				(3,913)
Deferred tax not recognized	341	(3,424)	(4,030)	971
Under provision in previous financial period	688	4,738	4,686	(719)
Utilisation of previously unrecognized tax losses		(1,131)	(1,119)
Tax expense	$ 156,548	$ 291,966	$ 288,789	$ 182,160